Consolidated Statements of Shareholders’ Equity ₨ in Millions, $ in Millions		Equity share capital INR (₨)	Equity share capital USD ($)	Additional paid-in capital INR (₨)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss INR (₨) [1]	Accumulated other comprehensive loss USD ($) [1]	Accumulated deficit INR (₨)	Accumulated deficit USD ($)	Total APGL shareholders’ equity INR (₨)	Total APGL shareholders’ equity USD ($)	Non- controlling interests INR (₨)	Non- controlling interests USD ($)	INR (₨)	USD ($)
Balance (in Dollars)		₨ 2		₨ 32,186		₨ (748)		₨ (6,311)		₨ 25,129		₨ 267		₨ 25,396
Balance at Mar. 31, 2019		2		32,186		(748)		(6,311)		25,129		267		25,396
Proceeds from issuance of equity shares				5,317						5,317				5,317
Net loss								(2,269)		(2,269)		(68)		(2,337)
Other comprehensive income (loss)						(1,189)				(1,189)				(1,189)
Share based compensation				30						30				30
Balance at Mar. 31, 2020		2		37,533		(1,937)		(8,580)		27,018		199		27,217
Balance (in Dollars)		2		37,533		(1,937)		(8,580)		27,018		199		27,217
Proceeds from issuance of equity shares	[2]			424						424				424
Net loss								(4,206)		(4,206)		5		(4,201)
Other comprehensive income (loss)						965				965				965
Share based compensation				47						47				47
Balance at Mar. 31, 2021		2		38,004		(972)		(12,786)		24,248		204		24,452
Balance (in Dollars)		2		38,004		(972)		(12,786)		24,248		204		24,452
Transaction with NCI								(422)		(422)		480		58
Proceeds from issuance of equity shares	[3]	1		18,621						18,622				18,622
Net loss								(2,104)		(2,104)		(22)		(2,126)	$ (27.8)
Other comprehensive income (loss)						(1,531)				(1,531)				(1,531)	(20.2)
Share based compensation				101						101				101
Balance at Mar. 31, 2022		3	$ 0.0	56,726	$ 747.7	(2,503)	$ (33.0)	(15,312)	$ (201.8)	38,914	$ 512.9	662	$ 8.7	39,576	521.6
Balance (in Dollars)		₨ 3	$ 0.0	₨ 56,726	$ 747.7	₨ (2,503)	$ (33.0)	₨ (15,312)	$ (201.8)	₨ 38,914	$ 512.9	₨ 662	$ 8.7	₨ 39,576	$ 521.6

[1]	Refer note 16 for components of accumulated other comprehensive loss.
[2]	Includes the related immaterial impact of restricted stock units (“RSU”) which had been converted into restricted stock (“RS”)/ share-based settlement during the previous year.
[3]	Refer note 16 for reconciliation of number of equity shares.